SCHEDULE OF INVESTMENTS

Energy (in thousands)	MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy
Integrated Oil & Gas – 9.8%
Chevron Corp.	9	$626
Hess Corp.	20	670
Suncor Energy, Inc.	35	560

		1,856

Oil & Gas Drilling – 0.5%
Patterson-UTI Energy, Inc.	43	102

Oil & Gas Equipment & Services – 16.4%
Baker Hughes, Inc.	60	631
Cactus, Inc., Class A	50	576
Dril-Quip, Inc.(A)	25	770
Frank’s International N.V.(A)	50	128
Halliburton Co.	53	362
Helix Energy Solutions Group, Inc.(A)	57	94
Schlumberger Ltd.	39	529

		3,090

Oil & Gas Exploration & Production – 28.2%
Canadian Natural Resources Ltd.	22	292
Concho Resources, Inc.	22	941
ConocoPhillips	16	479
Continental Resources, Inc.(B)	14	108
Diamondback Energy, Inc.	19	494
EOG Resources, Inc.	16	588
Exxon Mobil Corp.	12	453
Noble Energy, Inc.	9	55
Parsley Energy, Inc., Class A	90	513
Pioneer Natural Resources Co.	13	897
Viper Energy Partners L.P.	31	206
WPX Energy, Inc.(A)	102	310

		5,336

Oil & Gas Refining & Marketing – 15.1%
Marathon Petroleum Corp.	32	760
PBF Energy, Inc., Class A	11	80
Phillips 66	19	1,026
Valero Energy Corp.	22	979

		2,845

Oil & Gas Storage & Transportation – 4.3%
Energy Transfer L.P.	23	105
Enterprise Products Partners L.P.	34	493
MPLX L.P.	8	96
Rattler Midstream L.P.	36	126

		820

Total Energy - 74.3%		14,049

Financials
Financial Exchanges & Data – 2.4%
CME Group, Inc.	1	232
Intercontinental Exchange, Inc.	3	228

		460

Total Financials - 2.4%		460

Industrials
Industrial Machinery – 0.5%
Apergy Corp.(A)	16	92

Total Industrials - 0.5%		92

Information Technology
Application Software – 3.4%
Aspen Technology, Inc.(A)	7	643

Data Processing & Outsourced Services – 3.9%
Wright Express Corp.(A)	7	738

Semiconductor Equipment – 1.1%
Enphase Energy, Inc.(A)	6	202

Semiconductors – 1.0%
First Solar, Inc.(A)	5	186

Total Information Technology - 9.4%		1,769

Utilities
Electric Utilities – 3.0%
American Electric Power Co., Inc.	2	159
Duke Energy Corp.	3	232
NextEra Energy, Inc.	1	171

		562

Multi-Utilities – 1.2%
Dominion Energy, Inc.	3	227

Total Utilities - 4.2%		789

TOTAL COMMON STOCKS – 90.8%		$17,159

(Cost: $41,883)

SHORT-TERM SECURITIES

Money Market Funds(D) - 14.4%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.390%(C)	109	109
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.310%	2,613	2,613

		2,722

TOTAL SHORT-TERM SECURITIES – 14.4%		$2,722

(Cost: $2,722)

TOTAL INVESTMENT SECURITIES – 105.2%		$19,881

(Cost: $44,605)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (5.2)%		(983)

NET ASSETS – 100.0%		$18,898

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) All or a portion of securities with an aggregate value of $105 are on loan.

(C) Investment made with cash collateral received from securities on loan.

(D) Rate shown is the annualized 7-day yield at March 31, 2020.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$17,159	$—	$—
Short-Term Securities	2,722	—	—

Total	$19,881	$—	$—

For Federal income tax purposes, cost of investments owned at March 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$44,605

Gross unrealized appreciation	28
Gross unrealized depreciation	(24,752)

Net unrealized depreciation	$(24,724)